UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices)(Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.800.253.0412

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2019

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCKS - 78.5%
	BANKS - 5.1%
7,170	Bank of America Corp.	$197,820
3,170	Citigroup, Inc.	197,238
15,320	Fifth Third Bancorp	386,371
4,095	Wells Fargo & Co.	197,870
		979,299
	CHEMICALS - 0.6%
5,175	Olin Corp.	119,749

	COMPUTERS - 1.0%
1,435	International Business Machines Corp.	202,478

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
164,483	Medley Management, Inc.	564,177

	ELECTRICAL COMPO & EQUIP - 0.7%
3,000	Energizer Holdings, Inc.	134,790

	FOOD - 2.7%
4,690	General Mills, Inc.	242,707
8,620	Kraft Heinz Co.	281,443
		524,150
	FOREST PRODUCTS & PAPER- 0.6%
2,565	International Paper Co.	118,683

	HOLDING COMPANIES - DIVERSIFIED - 1.3%
25,000	Chardan Healthcare Acquisition Corp. *	250,750

	HOUSEWARES - 1.0%
7,180	Tupperware Brands Corp.	183,664

	INVESTMENT COMPANIES - 11.0%
13,526	Apollo Investment Corp.	204,783
50,905	Ares Capital Corp.	872,512
94,340	FS KKR Capital Corp.	570,757
72,840	Prospect Capital Corp.	474,917
		2,122,969
	MACHINERY - CONSTRUCTION & MINING - 0.6%
820	Caterpillar, Inc.	111,102

	MACHINERY - DIVERSIFIED - 1.0%
15,580	Briggs & Stratton Corp.	184,311

	MEDIA - 3.0%
7,000	Viacom, Inc.	196,490
3,420	Walt Disney Co.	379,723
		576,213
	OIL & GAS - 2.2%
4,500	Anadarko Petroleum Corp.	204,660
1,500	Occidental Petroleum Corp.	99,300
1,780	Royal Dutch Shell PLC - ADR	111,410
		415,370
	PACKING & CONTAINERS - 1.0%
5,000	WestRock Co.	191,750

	PHARMACEUTICALS - 6.9%
24,300	Catalyst Biosciences, Inc. *	197,073
8,450	CVS Health Corp.	455,708
5,725	GlaxoSmithKline PLC - ADR	239,248
1,745	Johnson & Johnson	243,934
4,710	Pfizer, Inc.	200,034
		1,335,997
	PRIVATE EQUITY - 1.1%
16,270	Hercules Technology Growth Cap	205,978

	REITS - 16.1%
85,705	Annaly Capital Management, Inc.	856,193
34,590	Arlington Asset Investment Corp.	275,336
37,560	Cedar Realty Trust, Inc.	127,704
113,220	Dynex Capital, Inc.	689,510
8,100	Global Net Lease, Inc.	153,090

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares					Value
	COMMON STOCKS - 78.5% (Continued)
	REITS - 16.1% (Continued)
23,720	New Senior Investment Group, Inc.				$129,274
5,000	Redwood Trust, Inc.				80,750
16,605	Senior Housing Properties Trust				195,607
66,500	Tremont Mortgage Trust				585,200
					3,092,664
	RETAIL - 5.2%
7,785	Gap, Inc.				203,811
2,890	Kohl's Corp.				198,745
7,830	Macy's, Inc.				188,155
5,110	Target Corp.				410,129
					1,000,840
	TELECOMMUNICATIONS - 14.5%
31,435	AT&T, Inc.				985,802
65,380	CenturyLink, Inc.				783,906
146,405	Nokia OYJ - ADR				837,437
20,530	Telefonaktiebolaget LM Ericsson - ADR				188,465
					2,795,610

	TOTAL COMMON STOCKS (Cost $16,052,602)				15,110,544

	EXCHANGE TRADED FUNDS - 7.0%
	EQUITY FUNDS - 5.0%
38,510	Alerian MLP ETF				386,256
14,520	ProShares Ultra VIX Short-Term Futures ETF *				564,828
					951,084
	FIXED INCOME FUND - 2.0%
17,550	Invesco CEF Income Composite ETF				388,820

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,376,643)				1,339,904

		Variable Rates	Coupon	Maturity
	PREFERRED STOCKS - 13.3%
	BANKS - 2.8%
20,000	JPMorgan Chase & Co.		6.000%	Perpetual	529,400

	CLOSED-END FUNDS - 2.6%
20,000	OFS Credit Co., Inc.		6.875%	Perpetual	498,200

	DISTRIBUTION / WHOLESALE - 1.3%
10,000	Triton International Ltd.		8.500%	Perpetual	259,500

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
13,000	B. Riley Financial, Inc.		7.375%	Perpetual	337,090

	ELECTRIC - 1.6%
12,900	Spark Energy, Inc. **	US 3M + 6.578%	8.750%	Perpetual	299,925

	GAS - 1.6%
12,500	Global Partners LP **	US 3M + 6.774%	9.750%	Perpetual	313,750

	REAL ESTATE - 1.6%
10,000	Arlington Asset Investment Corp. **	US 3M + 5.664%	8.250%	Perpetual	230,500
5,900	Wheeler REIT, Inc.		8.750%	Perpetual	82,718
					313,218

	TOTAL PREFERRED STOCKS (Cost - $2,560,575)				2,551,083

	SHORT-TERM INVESTMENTS - 9.3%
1,785,224	Federated Treasury Obligations Fund, Institutional Class, 2.31% ***				1,785,224
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,785,224)				1,785,224

	TOTAL INVESTMENTS (Cost $21,775,044) - 108.1%				$20,786,755
	LIABILITIES LESS OTHER ASSETS - (8.1) %				(1,562,065)
	NET ASSETS - 100.0%				$19,224,690

ADR - American Depositary Receipt.
ETF - Exchange Traded Fund.
LP - Limited Partnership.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
US 3M - Three Month US Dollar LIBOR Interest Rate
* Non-Income Producing Security.
** Rate shown represents the rate at March 31, 2019 and is subject to change and resets quarterly.
*** Rate shown represents the rate at March 31, 2019 and is subject to change and resets daily.

RATIONAL TACTICAL RETURN FUND (Formerly, Rational Hedged Return Fund)
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares						Value
	SHORT-TERM INVESTMENTS - 98.2%
	MONEY MARKET FUND - 48.2%
33,456,932	Federated Treasury Obligations Fund, Institutional Class, 2.31% *					$33,456,932

	U.S. TREASURY BILLS ** - 50.0%			Discount Rate (%)	Maturity
5,000,000	United States Treasury Bill			0.8330	5/16/2019	4,985,234
5,000,000	United States Treasury Bill			1.3694	6/27/2019	4,971,632
5,000,000	United States Treasury Bill			1.5389	7/25/2019	4,962,242
5,000,000	United States Treasury Bill			2.0419	8/22/2019	4,952,805
5,000,000	United States Treasury Bill			2.0592	9/5/2019	4,948,484
5,000,000	United States Treasury Bill			2.0796	10/10/2019	4,938,100
5,000,000	United States Treasury Bill			2.1179	11/7/2019	4,928,958
						34,687,455

	TOTAL SHORT-TERM INVESTMENTS (Cost - $68,137,683)					68,144,387

	TOTAL INVESTMENTS - 98.2% (Cost - $68,137,683)					$68,144,387
	OTHER ASSETS LESS LIABILITIES - 1.8%					1,234,427
	NET ASSETS - 100.0%					$69,378,814

Contracts ^		Counterparty	Notional Amount ($)	Expiration Date	Exercise Price ($)	Value
	OPTIONS WRITTEN ** - 0.1%
	CALL OPTIONS WRITTEN - (0.0) %
341	S&P 500 Future Index	Wedbush	247,651,250	4/1/2019	2,905	$4,262
339	S&P 500 Future Index	Wedbush	248,317,500	4/1/2019	2,930	4,238
771	S&P 500 Future Index	Wedbush	565,721,250	4/8/2019	2,935	9,637
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $58,650)					$18,137

	PUT OPTIONS WRITTEN - 0.1%
339	S&P 500 Future Index	Wedbush	220,350,000	4/1/2019	2,600	$4,238
343	S&P 500 Future Index	Wedbush	231,953,750	4/1/2019	2,705	4,288
697	S&P 500 Future Index	Wedbush	470,475,000	4/8/2019	2,700	78,412
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $224,550)					$86,938

	TOTAL OPTIONS WRITTEN (Premiums Received - $283,200)					$105,075

^ Each contract is equivalent to one futures contract.
* Rate shown represents the rate at March 31, 2019 and is subject to change and resets daily.
** Non-income producing security.

RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCKS - 98.5%
	AEROSPACE / DEFENSE - 1.0%
835	Boeing Co.	$318,486

	APPAREL - 6.1%
13,307	LVMH Moet Hennessy Louis Vuitton SE - ADR	980,859
10,909	NIKE, Inc.	918,647
		1,899,506
	AUTO MANUFACTURERS - 2.1%
4,816	Ferrari NV	644,381

	COMMERCIAL SERVICES - 4.7%
11,263	PayPal Holdings, Inc. *	1,169,550
4,027	Square, Inc. *	301,703
		1,471,253
	COMPUTERS - 2.3%
3,823	Apple, Inc.	726,179

	DIVERSIFIED FINANCIAL SERVICES - 5.7%
4,021	Mastercard, Inc.	946,745
5,249	Visa, Inc.	819,841
		1,766,586
	ENTERTAINMENT - 2.3%
11,420	Live Nation Entertainment, Inc. *	725,627

	INTERNET - 25.7%
5,520	Alibaba Group Holding Ltd. - ADR *	1,007,124
1,171	Alphabet, Inc. *	1,378,138
726	Amazon.com, Inc. *	1,292,825
2,832	Netflix, Inc. *	1,009,778
4,984	Shopify, Inc. *	1,029,794
6,358	Spotify Technology SA *	882,490
30,122	Tencent Holdings Ltd. - ADR	1,385,010
		7,985,159
	OIL & GAS - 2.6%
6,438	Chevron Corp.	793,033

	REITS - 5.5%
5,392	American Tower Corp.	1,062,547
2,919	Public Storage	635,700
		1,698,247
	RETAIL - 15.9%
1,355	Costco Wholesale Corp.	328,100
5,019	Five Below, Inc. *	623,611
4,971	Home Depot, Inc.	953,885
4,146	Lululemon Athletica, Inc. *	679,405
13,939	RH *	1,435,020
5,954	Shake Shack, Inc. *	352,179
7,657	Starbucks Corp.	569,221
		4,941,421
	SEMICONDUCTORS - 3.4%
5,927	NVIDIA Corp.	1,064,252

	SOFTWARE - 21.2%
13,461	Activision Blizzard, Inc.	612,879
3,602	Adobe, Inc. *	959,897
10,706	Electronic Arts, Inc. *	1,088,051
3,981	Intuit, Inc.	1,040,673
13,746	Microsoft Corp.	1,621,203
3,877	salesforce.com, Inc. *	614,000
3,370	Workday, Inc. *	649,905
		6,586,608

	TOTAL COMMON STOCKS (Cost $27,912,371)	30,620,738

RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	SHORT-TERM INVESTMENTS - 2.3%
708,504	Federated Treasury Obligations Fund, Institutional Class, 2.31% **	$708,504
	TOTAL SHORT-TERM INVESTMENTS (Cost $708,504)	708,504

	TOTAL INVESTMENTS (Cost $28,620,875) - 100.8%	$31,329,242
	LIABILITIES LESS OTHER ASSETS - (0.8) %	(259,129)
	NET ASSETS - 100.0%	$31,070,113

* Non-income producing security.
** Rate shown represents the rate at March 31, 2019, and is subject to change and resets daily.

RATIONAL STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	MUTUAL FUNDS - 84.5%
	DEBT FUNDS - 46.1%
93,151	Catalyst Enhanced Income Strategy Fund, Institutional Class +	$1,031,908
51,691	Catalyst Insider Income Fund, Institutional Class +	491,584
80,150	Catalyst/Stone Beach Income Opportunity Fund, Institutional Class +	747,000
74,954	Context Insurance Linked Income Fund, Institutional Class +	750,294
165,646	Rational Income Opportunities Fund, Institutional Class +	1,681,312
		4,702,098
	EQUITY FUNDS - 38.4%
22,903	Catalyst Buyback Strategy Fund, Institutional Class +	246,204
12,960	Catalyst Insider Buying Fund, Institutional Class +	252,981
18,826	Catalyst IPOx Allocation Fund, Institutional Class +	259,421
163,970	Catalyst MLP & Infrastructure Fund, Institutional Class +	813,219
10,884	Catalyst/MAP Global Equity Fund, Institutional Class +	155,292
17,772	Rational Dynamic Brands Fund, Institutional Class +	667,150
95,849	Rational NuWave Enhanced Market Opportunity Fund, Institutional Class +	1,518,246
		3,912,513

	TOTAL MUTUAL FUNDS (Cost - $8,583,964)	8,614,611

	EXCHANGE TRADED FUNDS - 14.4%
	EQUITY FUNDS - 14.4%
7,018	Strategy Shares Ecological Strategy ETF +	280,874
43,000	Strategy Shares NASDAQ 7 Handl Index ETF +	1,018,240
5,069	Strategy Shares US Market Rotation Strategy ETF +	176,320
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,410,121)	1,475,434

	SHORT-TERM INVESTMENTS - 0.7%
67,714	Federated Treasury Obligations Fund, Institutional Class, 2.31% *	67,714
	TOTAL SHORT-TERM INVESTMENTS (Cost - $67,714)	67,714

	TOTAL INVESTMENTS - 99.6% (Cost - $10,061,799)	$10,157,759
	OTHER ASSETS LESS LIABILITIES - 0.6%	42,757
	NET ASSETS - 100.0%	$10,200,516

ETF - Exchange Traded Fund.
+ Investment in affiliate.
* Rate shown represents the rate at March 31, 2019, and is subject to change and resets daily.

RATIONAL TREND AGGREGATION VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCKS - 66.5%
	APPAREL - 2.1%
3,748	Carter's, Inc.	$377,761

	BIOTECHNOLOGY - 3.6%
1,139	Bio-Rad Laboratories, Inc. *	348,170
3,211	Incyte Corp. *	276,178
		624,348
	COMMERCIAL SERVICES - 7.4%
2,286	Automatic Data Processing, Inc.	365,166
2,825	Insperity, Inc.	349,340
3,223	Moody's Corp.	583,653
		1,298,159
	COMPUTERS - 2.0%
1,862	Apple, Inc.	353,687

	DIVERSIFIED FINANCIAL SERVICES - 6.6%
2,485	Mastercard, Inc.	585,093
3,716	Visa, Inc.	580,402
		1,165,495
	ELECTRIC - 0.9%
9,219	PG&E Corp. *	164,098

	ENTERTAINMENT - 2.0%
5,570	Live Nation Entertainment, Inc. *	353,918

	FOOD - 5.7%
7,978	Hormel Foods Corp.	357,095
2,383	JM Smucker Co.	277,620
2,836	Sanderson Farms, Inc.	373,898
		1,008,613
	GAS - 2.0%
4,223	Southwest Gas Holdings, Inc.	347,384

	HEALTHCARE - PRODUCTS - 1.6%
5,605	Dentsply Sirona, Inc.	277,952

	HEALTHCARE - SERVICES - 1.0%
1,257	IQVIA Holdings, Inc. *	180,819

	INTERNET - 4.5%
971	Alibaba Group Holding Ltd. - ADR *	177,159
254	Amazon.com, Inc. *	452,311
1,022	Facebook, Inc. *	170,357
		799,827
	PACKAGING & CONTAINERS - 2.1%
5,951	Sonoco Products Co.	366,165

	REITS - 3.3%
2,983	American Tower Corp.	587,830

	RETAIL - 12.9%
4,412	Dollar Tree, Inc. *	463,436
1,521	O'Reilly Automotive, Inc. *	590,604
4,863	Starbucks Corp.	361,515
3,627	Target Corp.	291,103
5,233	TJX Cos, Inc.	278,448
807	Ulta Beauty, Inc. *	281,425
		2,266,531
	SEMICONDUCTORS - 1.1%
4,450	Micron Technology, Inc. *	183,919

	SOFTWARE - 6.1%
667	Adobe, Inc. *	177,749
1,547	Microsoft Corp.	182,453
1,747	Tyler Technologies, Inc. *	357,087
1,060	Ultimate Software Group, Inc. *	349,938
		1,067,227
	TELECOMMUNICATIONS - 1.6%
8,978	AT&T, Inc.	281,550

	TOTAL COMMON STOCKS (Cost - $11,512,953)	11,705,283

RATIONAL TREND AGGREGATION VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 11.9%
2,200	Invesco QQQ Trust Series 1	$395,252
2,538	iShares Core U.S. Aggregate Bond ETF	276,820
2,325	iShares iBoxx $ Investment Grade Corporate Bond ETF	276,814
2,580	iShares Russell 2000 ETF	394,972
9,756	SPDR Portfolio Long Term Treasury ETF	355,021
1,404	SPDR S&P 500 ETF Trust	396,602
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,095,630)	2,095,481

	CLOSED END FUND - 1.0%
2,400	Altaba, Inc. *	177,888
	TOTAL CLOSED END FUND (Cost - $177,096)	177,888

	SHORT-TERM INVESTMENTS - 15.7%
2,760,036	Federated Treasury Obligations Fund, Institutional Class, 2.31% **	2,760,036
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,760,036)	2,760,036

	TOTAL INVESTMENTS - 95.1% (Cost - $16,545,715)	$16,738,688
	OTHER ASSETS LESS LIABILITIES - 4.9%	854,813
	NET ASSETS - 100.0%	$17,593,501

ADR - American Depositary Receipt.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust.
* Non-income producing security.
** Rate shown represents the rate at March 31, 2019 and is subject to change and resets daily.

RATIONAL INSIDER BUYING VA FUND
PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2019

Shares		Value
	COMMON STOCKS - 98.8%
	AEROSPACE - 5.0%
200	Heico Corp.	$18,974
3,400	TransDigm Group, Inc. *	1,543,566
		1,562,540
	BEVERAGES - 3.1%
17,600	Monster Beverage Corp. *	960,608

	BIOTECHNOLOGY - 11.5%
127,900	Amarin Corp. PLC - ADR *	2,655,204
2,300	Regeneron Pharmaceuticals, Inc. *	944,426
		3,599,630
	BUILDING MATERIALS - 0.2%
200	Lennox International, Inc.	52,880

	COMMERICIAL SERVICES - 3.1%
100	Global Payments, Inc.	13,652
3,200	IHS Markit Ltd. *	174,016
2,400	Paypal Holdings, Inc. *	249,216
1,800	S&P Global, Inc.	378,990
1,000	Total System Services, Inc.	95,010
800	TransUnion	53,472
		964,356
	COMPUTERS - 4.6%
20,000	Cognizant Technology Solutions Corp.	1,449,000

	DIVERSIFIED FINANCIAL SERVICES - 9.8%
32,300	Charles Schwab Corp.	1,381,148
700	Mastercard, Inc.	164,815
9,800	Visa, Inc.	1,530,662
		3,076,625
	ELECTRIC - 7.3%
300	Consolidated Edison, Inc.	25,443
11,800	NextEra Energy, Inc.	2,281,176
		2,306,619
	HEALTHCARE-PRODUCTS - 0.2%
400	Stryker Corp.	79,008

	HEALTHCARE-SERVICES - 4.3%
25,300	Centene Corp. *	1,343,430

	INTERNET - 0.0%
200	GoDaddy, Inc. *	15,038

	MACHINERY - 5.0%
4,600	Roper Technologies, Inc.	1,573,062

	REITS - 0.7%
20,600	Annaly Capital Management, Inc.	205,794

	RETAIL - 27.1%
1,550	AutoZone, Inc. *	1,587,386
38,000	Carvana Co. *	2,206,280
14,600	Dollar Tree, Inc. *	1,533,584
100	Five Below, Inc. *	12,425
600	Home Depot, Inc.	115,134
2,300	O'Reilly Automotive, Inc. *	893,090
6,300	Tractor Supply Co.	615,888
4,400	Ulta Beauty, Inc. *	1,534,412
		8,498,199
	SEMICONDUCTORS - 4.9%
5,100	Broadcom, Inc.	1,533,621

	SOFTWARE - 11.9%
100	Adobe Systems, Inc. *	26,649
300	Fair Isaac Corp.	81,489
9,200	Fiserv, Inc. *	812,176
13,100	Microsoft Corp.	1,545,014
1,300	Paycom Software, Inc. *	245,869
2,800	ServiceNow, Inc. *	690,172
3,600	Take-Two Interactive Software, Inc. *	339,732
		3,741,101
	WATER - 0.1%
900	Aqua America, Inc.	32,796

	TOTAL COMMON STOCKS (Cost - $27,517,181)	30,994,307

RATIONAL INSIDER BUYING VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
SHORT-TERM INVESTMENTS - 1.3%
433,730	Federated Treasury Obligations Fund, Institutional Class, 2.31% **	$433,730
TOTAL SHORT-TERM INVESTMENTS (Cost - $433,730)		433,730

TOTAL INVESTMENTS - 100.1% (Cost - $27,950,911)		$31,428,037
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %		(44,785)
NET ASSETS - 100.0%		$31,383,252
ADR - American Deposirty Receipt
* Non-income producing security.
** Rate shown represents the rate at March 31, 2019 and it is subject to change and resets daily.

RATIONAL/ RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares				Value
	SHORT-TERM INVESTMENTS - 94.5%
30,790,938	Fidelity Institutional Government Portfolio , Institutional Class, 2.34% * +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $30,790,938)			$30,790,938

	TOTAL INVESTMENTS - 94.5% (Cost - $30,790,938)			$30,790,938
	OTHER ASSETS LESS LIABILITIES - 5.5%			1,788,792
	NET ASSETS - 100.0%			$32,579,730

* Rate shown represents the rate at March 31, 2019, and is subject to change and resets daily.
+ All or a portion of this investment is a holding of the RDMF Fund, Ltd.

				Unrealized
Long Contracts		Notional Amount ($)	Maturity	Appreciaion / (Depreciation)
	OPEN LONG FUTURES CONTRACTS - 5.4%
22	C$ Currency Future	1,650,660	June-19	(6,710)
618	DJ US Real Estate	21,228,300	June-19	439,780
26	S&P 500 Emini Future	3,689,140	June-19	79,555
12	S&P/TSX 60 IX Future	1,719,406	June-19	3,519
398	US 10 YR Note (CBT)	49,439,063	June-19	777,155
126	US Long Bond (CBT)	18,856,688	June-19	467,821
	Total Unrealized Appreciation from Open Futures Contracts			$1,761,120

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCKS - 92.9%
	ADVERTISEMENT - 2.1%
2,500	Omnicom Group, Inc. +	$182,475

	AEROSPACE/DEFENSE - 0.4%
300	United Technologies Corp. +	38,667

	AGRICULTURE - 2.5%
3,800	Altria Group, Inc. +	218,234

	AIRLINES - 0.6%
1,000	Delta Air Lines, Inc. +	51,650

	AUTO MANUFACTURERS - 1.1%
1,400	PACCAR, Inc. +	95,396

	BANKS - 8.9%
500	First Republic Bank +	50,230
2,400	JP Morgan Chase & Co. +	242,952
1,800	Northern Trust Corp. +	162,738
2,700	Toronto-Dominion Bank +	146,691
3,700	US Bancorp +	178,303
		780,914
	BEVERAGES - 1.1%
2,100	Coca-Cola Co. +	98,406

	BIOTECHNOLOGY - 1.5%
700	Amgen, Inc. +	132,986

	CHEMICALS - 3.5%
1,000	International Flavors & Fragrances, Inc. +	128,790
2,100	LyondellBasell Industries NV +	176,568
		305,358
	COMMERCIAL SERVICES - 0.6%
200	FleetCor Technologies, Inc. * +	49,318

	COMPUTERS - 10.0%
600	Accenture PLC +	105,612
1,300	Apple, Inc. +	246,935
1,000	Cognizant Technology Solutions Corp. +	72,450
3,200	International Business Machines Corp. +	451,520
		876,517
	COSMETICS/PERSONAL CARE - 3.4%
4,300	Colgate-Palmolive Co. +	294,722

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
1,100	Intercontinental Exchange, Inc. +	83,754

	ELECTRIC - 5.7%
3,300	Dominion Energy, Inc. +	252,978
4,400	PPL Corp. +	139,656
2,000	Southern Co. +	103,360
		495,994
	ELECTRONICS - 0.5%
500	TE Connectivity Ltd. +	40,375

	FOOD - 2.8%
500	Hershey Co. +	57,415
1,600	Kellogg Co. +	91,808
1,800	Mondelez International, Inc. +	89,856
		239,079
	HEALTHCARE-PRODUCTS - 1.0%
900	Medtronic PLC +	81,972

	HEALTHCARE-SERVICES - 2.2%
800	Centene Corp. * +	42,480
1,100	Universal Health Services, Inc. +	147,147
		189,627

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	COMMON STOCK S- 92.9% (Continued)
	HOUSEHOLD PRODUCTS/WARES - 3.5%
2,500	Kimberly-Clark Corp. +	$309,750

	INSURANCE - 0.6%
600	Allstate Corp. +	56,508

	INTERNET - 1.4%
100	Alphabet, Inc. * +	117,689

	MACHINERY - DIVERSIFIED - 0.6%
300	Rockwell Automation, Inc. +	52,638

	MEDIA - 3.9%
3,100	Walt Disney Co. +	344,193

	MINING - 0.7%
1,800	Newmont Mining Corp. +	64,386

	MISCELLANEOUS MANUFACTURING - 5.7%
1,500	Eaton Corp. PLC +	120,840
13,000	General Electric Co. +	129,870
2,300	Ingersoll-Rand PLC +	248,285
		498,995
	OIL & GAS - 7.1%
1,100	Chevron Corp. +	135,498
4,000	Exxon Mobil Corp. +	323,200
2,500	Occidental Petroleum Corp. +	165,500
		624,198
	PHARMACEUTICALS - 9.8%
900	AbbVie, Inc. +	72,531
4,600	CVS Health Corp. +	248,078
3,100	Johnson & Johnson +	433,349
2,500	Pfizer, Inc. +	106,175
		860,133
	RETAIL - 2.6%
1,200	Home Depot, Inc. +	230,268

	SEMICONDUCTORS - 1.7%
2,700	Intel Corp. +	144,990

	SOFTWARE - 2.4%
400	Fidelity National Information Services, Inc. +	45,240
1,400	Microsoft Corp. +	165,116
		210,356
	TELECOMMUNICATIONS - 1.0%
1,300	T-Mobile US, Inc. +	89,830

	TOYS & GAMES - 2.6%
2,700	Hasbro, Inc. +	229,554

	TRANSPORTATION - 0.4%
400	CH Robinson Worldwide, Inc. +	34,796

	TOTAL COMMON STOCKS (Cost - $8,079,828)	8,123,728

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
Contracts ^			Notional Amount ($)	Expiration Date	Exercise Price ($)	Value
	PUT OPTIONS PURCHASED - 0.8%
100	S&P 500 Futures Index, Maturing June 2019 +		57,500,000	4/18/2019	2,300.00	$67,800
40	S&P 500 Futures Index, Maturing December 2019 +		24,000,000	9/20/2019	2,400.00	4,250
	TOTAL PUT OPTIONS PURCHASED (Premiums Received - $184,890)					72,050

Shares
	SHORT TERM INVESTMENTS - 14.8%
1,291,705	Fidelity Institutional Government Portfolio - Institutional Class, 2.34% **					1,291,705
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,291,705)					$1,291,705

	TOTAL INVESTMENTS - 108.5% (Cost - $9,556,423)					$9,487,483
	LIABILITIES LESS OTHER ASSETS - (8.5) %					(746,817)
	NET ASSETS - 100.0%					$8,740,666

Contracts ^		Counter party	Notional Amount (S)	Expiration Date	Exercise Price ($)	Value
	CALL OPTIONS WRITTEN * - (8.5) %
9	AbbVie, Inc.	Credit Suisse	76,500	6/21/2019	85.00	$1,512
6	Accenture PLC	Credit Suisse	93,000	1/17/2020	155.00	15,720
6	Allstate Corp.	Credit Suisse	54,000	7/19/2019	90.00	3,915
1	Alphabet, Inc.	Credit Suisse	110,000	6/21/2019	1,100.00	10,340
38	Altria Group, Inc.	Credit Suisse	218,500	9/20/2019	57.50	11,780
5	Amgen, Inc.	Credit Suisse	97,500	1/17/2020	195.00	6,425
2	Amgen, Inc.	Credit Suisse	40,000	1/17/2020	200.00	2,164
13	Apple, Inc.	Credit Suisse	208,000	6/21/2019	160.00	40,430
8	Centene Corp.	Credit Suisse	54,000	6/21/2019	67.50	260
4	CH Robinson Worldwide, Inc.	Credit Suisse	38,000	8/16/2019	95.00	560
13	Chevron Corp.	Credit Suisse	149,500	6/21/2019	115.00	12,402
40	Coca Cola Co.	Credit Suisse	188,000	8/16/2019	47.00	5,960
10	Cognizant Technology Solutions	Credit Suisse	73,000	4/18/2019	73.00	900
33	Colgate-Palmolive Co.	Credit Suisse	222,750	5/17/2019	67.50	7,425
10	Colgate-Palmolive Co.	Credit Suisse	67,500	1/17/2020	67.50	5,250
9	CVS Health Corp.	Credit Suisse	51,750	1/17/2020	57.50	3,690
37	CVS Health Corp.	Credit Suisse	222,000	1/17/2020	60.00	11,914
10	Delta Air Lines, Inc.	Credit Suisse	50,000	6/21/2019	50.00	3,450
21	Dominion Energy, Inc.	Credit Suisse	152,250	7/19/2019	72.50	10,290
12	Dominion Energy, Inc.	Credit Suisse	90,000	10/18/2019	75.00	5,160
15	Eaton Corp. PLC	Credit Suisse	112,500	1/17/2020	75.00	13,200
40	Exxon Mobil Corp.	Credit Suisse	310,000	1/17/2020	77.50	26,100
4	Fidelity National Information Services, Inc.	Credit Suisse	44,000	4/18/2019	110.00	1,540
5	First Republic Bank	Credit Suisse	47,500	5/17/2019	95.00	3,475
2	FleetCor Technologies, Inc.	Credit Suisse	42,000	5/17/2019	210.00	7,620
130	General Electric Co.	Credit Suisse	130,000	4/18/2019	10.00	3,640
27	Hasbro, Inc.	Credit Suisse	229,500	7/19/2019	85.00	13,770
5	Hershey Co.	Credit Suisse	55,000	1/17/2020	110.00	5,163
12	Home Depot, Inc.	Credit Suisse	210,000	1/17/2020	175.00	28,260
23	Ingersoll-Rand PLC	Credit Suisse	224,250	6/21/2019	97.50	26,795
25	Intel Corp.	Credit Suisse	125,000	4/18/2019	50.00	9,500
27	Intel Corp.	Credit Suisse	135,000	1/17/2020	50.00	19,035
4	Intercontinental Exchange, Inc.	Credit Suisse	32,000	6/21/2019	80.00	340
7	Intercontinental Exchange, Inc.	Credit Suisse	52,500	1/17/2020	75.00	4,137
32	International Business Machines Corp.	Credit Suisse	400,000	7/19/2019	125.00	56,672
10	International Flavors & Fragrances, Inc.	Credit Suisse	135,000	8/16/2019	135.00	4,000
19	Johnson & Johnson	Credit Suisse	247,000	6/21/2019	130.00	20,900
16	Johnson & Johnson	Credit Suisse	208,000	1/17/2020	130.00	23,080
24	JP Morgan Chase & Co.	Credit Suisse	252,000	9/20/2019	105.00	8,760
16	Kellogg Co.	Credit Suisse	96,000	9/20/2019	60.00	3,440
15	Kimberly-Clark Corp.	Credit Suisse	165,000	1/17/2020	110.00	25,650
10	Kimberly-Clark Corp.	Credit Suisse	115,000	1/17/2020	115.00	13,750
21	LyondellBasell Industries NV	Credit Suisse	189,000	1/17/2020	90.00	9,849
9	Medtronic PLC	Credit Suisse	78,750	1/17/2020	87.50	7,853

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Contracts ^		Counter party	Notional Amount (S)	Expiration Date	Exercise Price ($)	Value
	CALL OPTIONS WRITTEN * - (8.5) % (Continued)
5	Microsoft Corp.	Credit Suisse	57,500	5/17/2019	115.00	$2,850
9	Microsoft Corp.	Credit Suisse	99,000	6/21/2019	110.00	8,928
18	Mondelez International, Inc.	Credit Suisse	79,200	6/21/2019	44.00	11,610
18	Newmont Mining Corp.	Credit Suisse	66,600	6/21/2019	37.00	2,214
15	Northern Trust Corp.	Credit Suisse	135,000	7/19/2019	90.00	6,975
3	Northern Trust Corp.	Credit Suisse	28,500	7/19/2019	95.00	630
25	Occidental Petroleum Corp.	Credit Suisse	168,750	8/16/2019	67.50	7,550
25	Omnicom Group, Inc.	Credit Suisse	193,750	7/19/2019	77.50	4,375
14	PACCAR, Inc.	Credit Suisse	88,200	5/17/2019	63.00	8,400
25	Pfizer, Inc.	Credit Suisse	105,000	9/20/2019	42.00	5,837
44	PPL Corp.	Credit Suisse	136,400	7/19/2019	31.00	6,710
3	Rockwell Automation Inc.	Credit Suisse	51,000	4/18/2019	170.00	2,160
10	S&P 500 Futures Index, Maturing June 2019	Credit Suisse	2,800,000	4/18/2019	2,800.00	53,950
5	S&P 500 Futures Index, Maturing June 2019	Credit Suisse	1,367,500	5/17/2019	2,735.00	61,975
20	Southern Co.	Credit Suisse	94,000	5/17/2019	47.00	9,760
5	TE Connectivity Ltd.	Credit Suisse	40,000	7/19/2019	80.00	2,150
13	T-Mobile US, Inc.	Credit Suisse	87,750	1/17/2020	67.50	9,737
27	Toronto-Dominion Bank	Credit Suisse	141,750	7/19/2019	52.50	8,100
3	United Technologies Corp.	Credit Suisse	37,500	1/17/2020	125.00	3,603
3	Universal Health Services, Inc.	Credit Suisse	40,500	4/18/2019	135.00	570
4	Universal Health Services, Inc.	Credit Suisse	52,000	7/19/2019	130.00	3,740
7	Universal Health Services, Inc.	Credit Suisse	94,500	7/19/2019	135.00	4,445
37	US Bancorp	Credit Suisse	194,250	1/17/2020	52.50	5,550
12	Walt Disney Co.	Credit Suisse	138,000	6/21/2019	115.00	3,324
6	Walt Disney Co.	Credit Suisse	69,000	1/17/2020	115.00	3,900
13	Walt Disney Co.	Credit Suisse	156,000	1/17/2020	120.00	5,850
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $552,601)					$740,969

PLC - Public Limited Company
+ All or a portion of the security is held as collateral for call options.
* Non-income producing securities.
** Rate shown represents the rate at March 31, 2019, and is subject to change and resets daily.
^ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

RATIONAL INCOME OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Principal Amount $		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 81.3%
	ASSET BACKED SECURITIES - 81.3%
100,000	Bear Sterns Commercial Mortgage Securities Trust 2005-TOP20 (a) ^		5.0625	10/12/2042	$83,065
45,741	CD Commercial Mortgage Trust 2017-CD3 (a)		4.5615	2/10/2050	47,352
100,000	CFCRE Commercial Mortgage Trust 2016-C3 (b) ^		2.8020	1/10/2048	57,489
225,000	CGGS Commercial Mortgage Trust 2018-WSS B (b,c)	1 Month LIBOR + 1.10%	3.5837	2/15/2037	223,675
123,000	CGGS Commercial Mortgage Trust 2018-WSS D (b,c)	1 Month LIBOR + 2.30%	4.7837	2/15/2020	122,999
175,000	Commercial Mortgage Trust 2012-CR1 B		4.6120	5/15/2045	181,044
784,631	Commercial Mortgage Trust 2012-CR1 XA (a)		1.8656	5/15/2045	38,027
20,000	Commercial Mortgage Trust 2012-CR2 A4		3.1470	8/15/2045	20,234
147,032	Commercial Mortgage Trust 2012-CR3 A3		2.8220	10/15/2045	146,425
14,745	Commercial Mortgage Trust 2012-CR4 A2		1.8010	10/15/2045	14,401
80,000	Commercial Mortgage Trust 2012-CR4 AM		3.2510	10/15/2045	79,097
200,000	Commercial Mortgage Trust 2012-CR4 B (b)		3.7030	10/15/2045	188,165
255,000	Commercial Mortgage Trust 2012-LC4 B (a)		4.9340	12/10/2044	263,887
1,022,579	Commercial Mortgage Trust 2013-CR7 XA (a)		1.2339	4/10/2023	38,348
153,000	Commercial Mortgage Trust 2013-LC13 D (a,b)		5.2720	8/10/2046	150,187
54,000	Commercial Mortgage Trust 2014-CR20 A3		3.3260	11/10/2047	54,971
500,000	Citigroup Commercial Mortgage Trust 2012-GC8 (b)		4.2850	9/10/2045	511,917
150,000	GS Mortgage Securities Trust 2010-C1 (a,b)		5.6350	8/10/2043	153,396
20,000	GS Mortgage Securities Trust 2013-GC16 (a)		5.1610	11/10/2046	21,620
167,764	GS Mortgage Securities Trust 2014-GC18 (a,b)		4.9960	1/10/2047	142,655
240,000	GS Mortgage Securities Trust 2014-GC22 (a)		4.6895	6/10/2047	246,854
100,000	GS Mortgage Securities Trust 2014-GC24 (b)		4.5297	9/10/2047	85,840
261,000	GS Mortgage Securities Trust 2014-GC26 (a,b)		4.5234	11/10/2047	222,962
170,000	GS Mortgage Securities Trust 2015-GC34		2.9790	10/10/2048	140,979
500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 (a,b) ^		4.0000	8/15/2046	312,988
200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 (a,b)		5.1568	5/15/2045	186,459
121,161	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CBX (a,b)		5.1909	6/15/2045	114,450
100,000	JPMBB Commercial Mortgage Securities Trust 2013-C17 (a,b)		4.8923	1/15/2047	100,986
1,331,989	JPMBB Commercial Mortgage Securities Trust 2014-C19 (a)		1.0573	4/15/2047	25,633
10,000	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5		3.1760	8/15/2045	10,112
1,051,341	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 (a)		0.9926	12/15/2048	31,413
155,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 (a)		4.0851	7/15/2046	163,122
118,636	Starwood Retail Property Trust 2014-STAR (b,c) ^	1 Month LIBOR + 3.25%	5.7337	11/15/2027	106,240
15,000	Wells Fargo Commercial Mortgage Trust 2013-C12 (a,b)		4.4183	3/15/2048	14,136
100,000	Wells Fargo Commercial Mortgage Trust 2015-C29 (a)		4.2246	6/15/2048	88,489
130,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 (a)		4.5433	9/15/2058	133,083
200,000	Wells Fargo Commercial Mortgage Trust 2016-C33 (b)		3.1230	3/15/2059	171,760
					4,694,460

	TOTAL BONDS & NOTES (Cost - $4,636,893)				4,694,460
Shares
	EXCHANGE TRADED FUND - 2.8%
5,000	ProShares UltraShort 20+ Year Treasury				161,300
	TOTAL EXCHANGE TRADED FUND (Cost - $182,445)				161,300

	REITS- 1.1%
2,250	AGNC Investment Corp.				40,500
1,500	Armada Hoffler Properties, Inc.				23,385
	TOTAL REITS (Cost - $65,177)				63,885

	SHORT-TERM INVESTMENTS -14.6%
842,829	Federated Treasury Obligations Fund, Institutional Class, 2.31% *				842,829
	TOTAL SHORT-TERM INVESTMENTS (Cost - $842,829)

	TOTAL INVESTMENTS (Cost $5,727,344) - 99.8%				$5,762,474
	OTHER ASSETS LESS LIABILITIES - 0.2%				10,147
	NET ASSETS - 100.0%				$5,772,621

REIT - Real Estate Investment Trust
* Rate shown represents the rate at March 31, 2019, and is subject to change and resets daily.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b) Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2019, these securities amounted to $2,866,304 or 49.65% of net assets.

(c) Variable rate security; the rate shown represents the rate on March 31, 2019.
^ The Advisor determined these securities are illiquid; total illiquid securities represent 9.7% of net assets.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCKS - 72.7%
	ADVERTISING - 0.4%
665	Interpublic Group of Cos., Inc.	$13,972
907	Omnicom Group, Inc.	66,202
		80,174
	AEROSPACE/DEFENSE - 1.8%
219	Arconic, Inc.	4,185
11	Boeing Co.	4,196
797	General Dynamics Corp.	134,916
378	Lockheed Martin Corp.	113,461
247	Northrop Grumman Corp.	66,591
187	Raytheon Co.	34,049
24	United Technologies Corp.	3,093
		360,491
	AGRICULTURE - 0.8%
3,288	Archer-Daniels-Midland Co.	141,811
66	British American Tobacco PLC - ADR	2,754
215	Philip Morris International, Inc.	19,004
		163,569
	AIRLINES - 1.2%
716	American Airlines Group, Inc.	22,740
1,784	Delta Air Lines, Inc.	92,144
494	JetBlue Airways Corp.*	8,082
41	Southwest Airlines Co.	2,128
1,486	United Continental Holdings, Inc. *	118,553
		243,647
	APPAREL - 1.1%
185	Capri Holdings Ltd. *	8,464
1,585	Hanesbrands, Inc.	28,340
448	NIKE, Inc.	37,726
188	PVH Corp.	22,927
104	Ralph Lauren Corp.	13,487
213	Skechers U.S.A., Inc. *	7,159
1,101	VF Corp.	95,688
		213,791
	AUTO MANUFACTURERS - 1.2%
8,811	Ford Motor Co.	77,361
3,349	General Motors Co.	124,248
471	PACCAR, Inc.	32,094
		233,703
	AUTO PARTS & EQUIPMENT - 0.4%
582	APTIV PLC	46,263
392	BorgWarner, Inc.	15,057
527	Goodyear Tire & Rubber Co.	9,565
		70,885
	BANKS - 1.9%
190	Bank of America Corp.	5,242
322	Bank of New York Mellon Corp.	16,238
1,008	Citigroup, Inc.	62,718
12	Comerica, Inc.	880
92	Fifth Third Bancorp	2,320
445	Goldman Sachs Group, Inc.	85,436
156	Huntington Bancshares, Inc.	1,978
593	JPMorgan Chase & Co.	60,029
75	KeyCorp	1,181
8	M&T Bank Corp.	1,256
1,266	Morgan Stanley	53,425
256	Northern Trust Corp.	23,145
169	PNC Financial Services Group, Inc.	20,730
537	Regions Financial Corp.	7,599
312	State Street Corp.	20,533
44	Sun Trust Banks, Inc.	2,607
370	Wells Fargo & Co.	17,878
		383,195

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	COMMON STOCKS - 72.7% (Continued)
	BEVERAGES - 1.8%
3,831	Coca-Cola Co.	$179,521
424	Constellation Brands, Inc.	74,340
1,327	Keurig Dr Pepper, Inc.	37,116
1,076	Molson Coors Brewing Co.	64,183
156	Monster Beverage Corp. *	8,514
		363,674
	BIOTECHNOLOGY - 2.4%
123	Alexion Pharmaceuticals, Inc. *	16,627
787	Amgen, Inc.	149,514
26	Biogen, Inc. *	6,146
298	BioMarin Pharmaceutical, Inc. *	26,471
19	Bluebird Bio, Inc. *	2,989
84	Celgene Corp. *	7,925
1,564	Gilead Sciences, Inc.	101,676
14	Illumina, Inc. *	4,350
5	Incyte Corp. *	430
306	Regeneron Pharmaceuticals, Inc. *	125,650
4	United Therapeutics Corp. *	469
199	Vertex Pharmaceuticals, Inc. *	36,606
		478,853
	BUILDING MATERIALS - 0.1%
92	Johnson Controls International PLC	3,398
5	Martin Marietta Materials, Inc.	1,006
311	Masco Corp.	12,225
21	Vulcan Materials Co.	2,486
		19,115
	CHEMICALS - 1.4%
21	Air Products & Chemicals, Inc.	4,010
711	CF Industries Holdings, Inc.	29,066
129	DowDuPont, Inc.	6,877
16	Eastman Chemical Co.	1,214
186	Linde PLC	32,723
833	LyondellBasell Industries NV	70,039
1,580	Mosaic Co.	43,150
37	PPG Industries, Inc.	4,176
197	Sherwin-Williams Co.	84,850
		276,105
	COMMERCIAL SERVICES - 0.8%
208	Automatic Data Processing, Inc.	33,226
304	Ecolab, Inc.	53,668
18	Equifax, Inc.	2,133
7	FleetCor Technologies, Inc. *	1,726
1,416	H&R Block, Inc.	33,899
16	Moody's Corp.	2,897
141	Nielsen Holdings PLC	3,337
10	PayPal Holdings, Inc. *	1,038
32	S&P Global, Inc.	6,738
199	United Rentals, Inc. *	22,736
58	Verisk Analytics, Inc.	7,714
		169,112

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	COMMON STOCKS - 72.7% (Continued)
	COMPUTERS - 1.8%
335	Accenture PLC	$58,967
20	Apple, Inc.	3,799
186	Check Point Software Technologies Ltd. *	23,527
809	Cognizant Technology Solutions Corp.	58,612
639	DXC Technology Co.	41,094
3,580	Hewlett Packard Enterprise Co.	55,239
1,923	HP, Inc.	37,364
3,662	Infosys Ltd. - ADR	40,026
23	International Business Machines Corp.	3,245
51	NetApp, Inc.	3,536
51	Seagate Technology PLC	2,442
703	Western Digital Corp.	33,786
		361,637
	COSMETICS/PERSONAL CARE - 0.2%
84	Colgate-Palmolive Co.	5,757
363	Procter & Gamble Co.	37,770
95	Unilever NV - ADR	5,538
		49,065
	DISTRIBUTION/WHOLESALE - 0.4%
365	Fastenal Co.	23,473
219	WW Grainger, Inc.	65,904
		89,377
	DIVERSIFIED FINANCIAL SERVICES - 4.2%
22	Alliance Data Systems Corp.	3,850
974	American Express Co.	106,458
120	Ameriprise Financial, Inc.	15,372
90	BlackRock, Inc.	38,463
1,170	Capital One Financial Corp.	95,577
1,324	Charles Schwab Corp.	56,614
706	CME Group, Inc.	116,193
185	Discover Financial Services	13,165
294	E*TRADE Financial Corp.	13,650
15	Franklin Resources, Inc.	497
2,379	Intercontinental Exchange, Inc.	181,137
249	Mastercard, Inc.	58,627
135	Nasdaq, Inc.	11,811
37	T Rowe Price Group, Inc.	3,704
11	TD Ameritrade Holding Corp.	550
668	Visa, Inc.	104,335
1,110	Western Union Co.	20,502
		840,505
	ELECTRIC - 3.8%
666	American Electric Power Co., Inc.	55,778
3,575	CenterPoint Energy, Inc.	109,753
393	CMS Energy Corp.	21,827
13	Consolidated Edison, Inc.	1,103
49	Dominion Energy, Inc.	3,756
263	Duke Energy Corp.	23,670
60	Edison International	3,715
41	Entergy Corp.	3,921
377	Eversource Energy	26,748
1,205	Exelon Corp.	60,407
442	FirstEnergy Corp.	18,392
255	NextEra Energy, Inc.	49,297
1,992	NRG Energy, Inc.	84,620
736	PPL Corp.	23,361
1,493	Public Service Enterprise Group, Inc.	88,699
167	Southern Co.	8,631
891	WEC Energy Group, Inc.	70,460
2,081	Xcel Energy, Inc.	116,973
		771,111

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
Shares		Value
	COMMON STOCKS - 72.7% (Continued)
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
601	Emerson Electric Co.	$41,150
262	Universal Display Corp.	40,047
		81,197
	ELECTRONICS - 0.5%
1,000	Agilent Technologies, Inc.	80,380
121	Amphenol Corp.	11,427
39	Honeywell International, Inc.	6,198
		98,005
	ENGINEERING & CONSTRUCTION - 0.0%
219	Fluor Corp.	8,059

	ENVIRONMENTAL CONTROL - 0.1%
20	Republic Services, Inc.	1,608
176	Waste Management, Inc.	18,288
		19,896
	FOOD - 1.7%
26	Campbell Soup Co.	991
369	Conagra Brands, Inc.	10,236
133	General Mills, Inc.	6,883
219	Hershey Co.	25,148
348	Kellogg Co.	19,968
3,468	Kraft Heinz Co.	113,230
103	Kroger Co.	2,534
719	Mondelez International, Inc.	35,892
1,718	Sysco Corp.	114,694
34	Tyson Foods, Inc.	2,361
		331,937
	FOREST PRODUCTS & PAPER - 0.2%
717	International Paper, Co.	33,176

	HAND/MACHINE TOOLS - 0.2%
253	Stanley Black & Decker, Inc.	34,451

	HEALTHCARE-PRODUCTS - 3.8%
1,395	Abbott Laboratories	111,516
24	Baxter International, Inc.	1,951
399	Becton Dickinson and Co.	99,642
3,353	Boston Scientific Corp. *	128,688
386	Danaher Corp.	50,960
11	DENTSPLY SIRONA, Inc.	545
480	Edwards Lifesciences Corp. *	91,838
723	Henry Schein, Inc. *	43,460
475	Hologic, Inc. *	22,990
118	Intuitive Surgical, Inc. *	67,328
1,360	Medtronic PLC	123,869
116	Stryker Corp.	22,912
10	Thermo Fisher Scientific, Inc.	2,737
23	Zimmer Biomet Holdings, Inc.	2,937
		771,373
	HEALTHCARE-SERVICES - 1.2%
82	Anthem, Inc.	23,532
122	Centene Corp. *	6,478
80	DaVita, Inc. *	4,343
574	HCA Healthcare, Inc.	74,838
191	Humana, Inc.	50,806
22	Laboratory Corp. of America Holdings *	3,366
35	Quest Diagnostics, Inc.	3,147
197	UnitedHealth Group, Inc.	48,710
205	Universal Health Services, Inc.	27,423
		242,643

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	COMMON STOCKS - 72.7% (Continued)
	HOME BUILDERS - 0.0%
23	DR Horton, Inc.	$952
72	PulteGroup, Inc.	2,013
		2,965
	HOME FURNISHINGS - 0.1%
82	Whirlpool Corp.	10,897

	HOUSEHOLD PRODUCTS/WARES - 0.3%
276	Clorox Co.	44,287
94	Kimberly-Clark Corp.	11,647
		55,934
	HOUSEWARES - 0.1%
1,775	Newell Brands, Inc.	27,229

	INSURANCE - 2.9%
769	Aflac, Inc.	38,450
188	Allstate Corp.	17,706
1,044	American International Group, Inc.	44,955
211	Aon PLC	36,018
930	Berkshire Hathaway, Inc. *	186,828
23	Chubb Ltd.	3,222
48	Hartford Financial Services Group, Inc.	2,387
136	Lincoln National Corp.	7,983
78	Marsh & McLennan Cos., Inc.	7,324
439	MetLife, Inc.	18,688
206	Principal Financial Group, Inc.	10,339
2,241	Progressive Corp.	161,554
450	Prudential Financial, Inc.	41,346
		576,800
	INTERNET - 2.3%
144	Alibaba Group Holding Ltd. - ADR *	26,273
17	Alphabet, Inc. *	19,946
1	Amazon.com, Inc. *	1,781
203	Baidu, Inc. - ADR *	33,465
9	Booking Holdings, Inc. *	15,704
148	eBay, Inc.	5,497
849	Expedia Group, Inc.	101,031
72	F5 Networks, Inc. *	11,299
123	Facebook, Inc. *	20,503
36	Netflix, Inc. *	12,836
481	Palo Alto Networks, Inc. *	116,825
422	TripAdvisor, Inc. *	21,712
95	Twitter, Inc. *	3,124
414	VeriSign, Inc. *	75,166
		465,162
	IRON/STEEL - 0.6%
1,689	Nucor Corp.	98,553
1,537	United States Steel Corp.	29,956
		128,509
	LEISURE TIME - 0.2%
91	Harley-Davidson, Inc.	3,245
3	Polaris Industries, Inc.	253
232	Royal Caribbean Cruises Ltd.	26,592
		30,090
	LODGING - 1.0%
453	Hilton Worldwide Holdings, Inc.	37,649
697	Las Vegas Sands Corp.	42,489
46	Marriott International, Inc.	5,754
1,323	MGM Resorts International	33,948
70	Wyndham Worldwide Corp.	2,834
617	Wynn Resorts Ltd.	73,620
		196,294

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	COMMON STOCKS - 72.7% (Continued)
	MACHINERY- CONSTRUCTION & MINING- 0.6%
939	Caterpillar, Inc.	$127,225

	MACHINERY-DIVERSIFIED - 0.9%
17	Cummins, Inc.	2,684
886	Deere & Co.	141,618
86	Dover Corp.	8,067
213	Rockwell Automation, Inc.	37,373
		189,742
	MEDIA - 0.5%
211	CBS Corp.	10,029
109	Charter Communications, Inc. *	37,813
37	Comcast Corp.	1,479
445	Discovery, Inc. *	12,024
331	DISH Network Corp. *	10,489
283	Walt Disney Co.	31,421
		103,255
	MINING - 0.1%
1,575	Freeport-McMoRan, Inc.	20,302
116	Newmont Mining Corp.	4,149
		24,451
	MISCELLANEOUS MANUFACTURING - 1.0%
141	3M Co.	29,297
91	Eaton Corp PLC	7,331
2,880	General Electric Co.	28,771
295	Illinois Tool Works, Inc.	42,341
139	Ingersoll-Rand PLC	15,005
324	Parker-Hannifin Corp.	55,605
929	Textron, Inc.	47,063
		225,413
	OFFICE/BUSINESS EQUIPMENT - 0.0%
235	Xerox Corp.	7,515

	OIL & GAS - 2.3%
653	Anadarko Petroleum Corp.	29,698
16	Apache Corp.	555
211	Cabot Oil & Gas Corp.	5,507
297	Chevron Corp.	36,584
252	Cimarex Energy Co.	17,615
38	Concho Resources, Inc.	4,216
1,627	ConocoPhillips	108,586
134	Continental Resources, Inc. *	5,999
29	EOG Resources, Inc.	2,760
812	Encana Corp.	5,879
42	EQT Corp.	871
65	Exxon Mobil Corp.	5,252
179	Helmerich & Payne, Inc.	9,945
30	Hess Corp.	1,807
499	HollyFrontier Corp.	24,586
478	Marathon Oil Corp.	7,987
349	Marathon Petroleum Corp.	20,888
188	Murphy Oil Corp.	5,508
140	Noble Energy, Inc.	3,462
833	Occidental Petroleum Corp.	55,145
608	Phillips 66	57,863
15	Pioneer Natural Resources Co.	2,284
527	Range Resources Corp.	5,923
1,010	Transocean Ltd. *	8,797
39	Valero Energy Corp.	3,308
962	Whiting Petroleum Corp. *	25,147
		456,172

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	COMMON STOCKS - 72.7% (Continued)
	OIL & GAS SERVICES - 0.2%
43	Baker Hughes a GE Co.	$1,192
215	Halliburton Co.	6,300
350	National Oilwell Varco, Inc.	9,324
301	Schlumberger Ltd.	13,115
160	TechnipFMC PLC	3,763
		33,694
	PACKAGING & CONTAINERS - 0.6%
2,141	Ball Corp.	123,878
75	Sealed Air Corp.	3,455
		127,333
	PHARMACEUTICALS - 2.9%
760	AbbVie, Inc.	61,248
38	Allergan PLC	5,564
380	AmerisourceBergen Corp.	30,218
1,687	Bristol-Myers Squibb Co.	80,487
362	Cardinal Health, Inc.	17,430
380	Cigna Corp.	61,112
628	CVS Health Corp.	33,868
46	Eli Lilly & Co.	5,969
110	Johnson & Johnson	15,377
40	McKesson Corp.	4,682
938	Merck & Co., Inc.	78,013
181	Mylan NV *	5,130
218	Perrigo Co PLC	10,499
3,708	Pfizer, Inc.	157,479
1,228	Teva Pharmaceutical Industries Ltd. - ADR *	19,255
		586,331
	PIPELINES - 1.4%
3,245	Enbridge, Inc.	117,664
3,552	Energy Transfer LP	54,594
4,880	Kinder Morgan, Inc.	97,649
65	ONEOK, Inc.	4,540
96	Williams Cos., Inc.	2,757
		277,204
	REAL ESTATE - 0.2%
640	CBRE Group, Inc. *	31,648

	REITS - 3.5%
442	American Tower Corp.	87,101
2,633	Annaly Capital Management, Inc.	26,304
32	AvalonBay Communities, Inc.	6,423
203	Boston Properties, Inc.	27,178
273	Equity Residential	20,562
2,077	HCP, Inc.	65,010
5,551	Host Hotels & Resorts, Inc.	104,914
266	Kimco Realty Corp.	4,921
618	Prologis, Inc.	44,465
35	Public Storage	7,622
105	SBA Communications Corp. *	20,964
557	Simon Property Group, Inc.	101,491
992	Ventas, Inc.	63,300
718	Vornado Realty Trust	48,422
1,074	Welltower, Inc.	83,342
		712,019
	RETAIL - 5.3%
151	Advance Auto Parts, Inc.	25,750
10	AutoZone, Inc. *	10,241
1,745	Bed Bath & Beyond, Inc.	29,648
43	Best Buy Co., Inc.	3,056
52	CarMax, Inc. *	3,630
175	Chipotle Mexican Grill, Inc. *	124,304
72	Costco Wholesale Corp.	17,434
261	Darden Restaurants, Inc.	31,704
153	Dollar General Corp.	18,253
30	Dollar Tree, Inc. *	3,151

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	COMMON STOCKS - 72.7% (Continued)
	RETAIL - 5.3% (Continued)
998	Foot Locker, Inc.	$60,479
587	Gap, Inc.	15,368
109	Home Depot, Inc.	20,916
152	Kohl's Corp.	10,453
132	L Brands, Inc.	3,641
52	Lowe's Cos., Inc.	5,692
1,777	Macy's, Inc.	42,701
489	McDonald's Corp.	92,861
649	Nordstrom, Inc.	28,803
130	O'Reilly Automotive, Inc. *	50,479
1,141	Ross Stores, Inc.	106,227
355	Signet Jewelers Ltd.	9,642
214	Starbucks Corp.	15,909
1,092	Tapestry, Inc.	35,479
7	Tiffany & Co.	739
133	TJX Cos., Inc.	7,077
347	Tractor Supply Co.	33,923
140	Ulta Beauty, Inc. *	48,822
180	Urban Outfitters, Inc. *	5,335
36	Walgreens Boots Alliance, Inc.	2,278
1,603	Walmart, Inc.	156,341
380	Yum! Brands, Inc.	37,928
		1,058,264
	SEMICONDUCTORS - 2.2%
1,167	Advanced Micro Devices, Inc. *	29,782
1,053	Analog Devices, Inc.	110,849
72	Applied Materials, Inc.	2,856
4	Broadcom, Inc.	1,203
144	Intel Corp.	7,733
230	KLA-Tencor Corp.	27,464
28	Lam Research Corp.	5,012
960	Maxim Integrated Products, Inc.	51,043
792	Microchip Technology, Inc.	65,704
18	Micron Technology, Inc. *	744
4	NVIDIA Corp.	718
13	Qorvo, Inc. *	933
65	QUALCOMM, Inc.	3,707
24	Texas Instruments, Inc.	2,546
989	Xilinx, Inc.	125,395
		435,689
	SOFTWARE - 5.0%
33	Activision Blizzard, Inc.	1,503
87	Adobe, Inc. *	23,185
32	Akamai Technologies, Inc. *	2,295
523	Autodesk, Inc. *	81,494
134	Cerner Corp. *	7,666
1,194	Citrix Systems, Inc.	118,994
16	Electronic Arts, Inc. *	1,626
112	Fidelity National Information Services, Inc.	12,667
636	Fiserv, Inc. *	56,146
306	Intuit, Inc.	79,991
826	Microsoft Corp.	97,418
166	Oracle Corp.	8,916
172	Paychex, Inc.	13,794
997	Red Hat, Inc. *	182,152
300	salesforce.com, Inc. *	47,511
446	ServiceNow, Inc. *	109,935
140	Splunk, Inc. *	17,444
606	Vmware, Inc.	109,389
211	Workday, Inc. *	40,691
		1,012,817

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
Shares		Value
	COMMON STOCKS - 72.7% (Continued)
	TELECOMMUNICATIONS - 2.4%
1,568	AT&T, Inc.	$49,173
3,374	CenturyLink, Inc.	40,454
1,645	Cisco Systems, Inc.	88,814
2,673	Corning, Inc.	88,476
2,262	Juniper Networks Inc	59,875
624	Motorola Solutions, Inc.	87,622
68	Sprint Corp. *	384
171	T-Mobile US, Inc. *	11,816
780	Verizon Communications, Inc.	46,121
45	Vodafone Group PLC - ADR	818
		473,553
	TEXTILES - 0.1%
153	Mohawk Industries, Inc. *	19,301

	TOYS & GAMES - 0.4%
783	Hasbro, Inc.	66,571
1,248	Mattel, Inc. *	16,224
		82,795
	TRANSPORTATION - 1.8%
233	CH Robinson Worldwide, Inc.	20,269
1,172	CSX Corp.	87,689
394	Expeditors International of Washington, Inc.	29,905
110	FedEx Corp.	19,955
96	Norfolk Southern Corp.	17,942
808	Union Pacific Corp.	135,098
433	United Parcel Service, Inc.	48,383
		359,241

	TOTAL COMMON STOCKS (Cost - $14,496,282)	14,626,288

	EXCHANGE TRADED FUNDS - 2.0%
151	Invesco QQQ Trust Series 1	27,129
743	iShares Russell 2000 ETF	113,746
932	SPDR S&P 500 ETF Trust	263,271
	TOTAL EXCHANGE TRADED FUNDS (Cost - $402,554)	404,146

	SHORT-TERM INVESTMENTS - 11.4%
2,292,470	Federated Treasury Obligations, Institutional Class, 2.31% **	2,292,470
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,292,470)

	TOTAL INVESTMENTS - 86.1% (Cost - $17,191,306)	$17,322,904
	OTHER ASSETS LESS LIABILITIES - 13.9%	2,793,889
	NET ASSETS - 100.0%	$20,116,793

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
PLC - Public Limited Company
* Non-income producing securities.
** Rate shown represents the rate at March 31, 2019, and is subject to change and resets daily.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019
					Unrealized
			Underlying Face		Appreciation /
Long Contracts		Counterparty	Amount at Value ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.5%
68	90 Day Euro$ Future	ADM	16,586,900	December-19	$9,357
153	90 Day Sterling Future	ADM	24,711,505	December-19	3,692
6	Australian 10Y Bond Future	ADM	590,542	June-19	7,456
15	CAC40 10 Euro Future	ADM	899,909	April-19	5,343
7	Copper Future +	ADM	513,800	May-19	11,977
5	E-Mini Russell 2000 Future	ADM	385,950	June-19	8,319
4	Gold 100 Oz Future +	ADM	519,400	June-19	(6,207)
2	Hang Seng Future	ADM	370,410	April-19	5,771
1	Japanese 10 Year Bond (OSE)	ADM	1,384,831	June-19	6,800
9	Lean Hogs Future +	ADM	318,780	June-19	(7,465)
10	Live Cattle Future +	ADM	476,000	June-19	(2,408)
1	LME Copper Future +	ADM	162,100	June-19	3,865
14	Long Gilt Future	ADM	2,360,059	June-19	12,677
21	Mexican Peso Future	ADM	533,925	June-19	(5,240)
1	Platinum Future +	ADM	42,705	July-19	(741)
32	SPI 200 Future	ADM	3,506,856	June-19	7,877
167	US 10 Year Note (CBT) Future	ADM	20,744,531	June-19	331,652
	Net Unrealized Appreciation From Open Long Futures Contracts				$392,725

					Unrealized
			Underlying Face		Appreciation /
Short Contracts		Counterparty	Amount at Value ($)	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - (0.6) %
(3)	AUD/USD Currency Future	ADM	(213,270)	June-19	(128)
(6)	BP Currency Future	ADM	(489,600)	June-19	7,656
(1)	C$ Currency Future	ADM	(75,030)	June-19	300
(9)	Cocoa Future +	ADM	(205,200)	May-19	(5,288)
(3)	Coffee Future +	ADM	(109,181)	July-19	(270)
(147)	Corn Future +	ADM	(2,620,275)	May-19	117,634
(17)	Cotton No. 2 Future +	ADM	(659,685)	May-19	(14,564)
(17)	Cotton No. 2 Future +	ADM	(665,635)	July-19	(809)
(4)	Euro FX Currency Future	ADM	(564,425)	June-19	8,175
(96)	Euro-Bund Future	ADM	(17,930,406)	June-19	(320,154)
(2)	FTSE/MIB Future	ADM	(232,891)	June-19	(6,693)
(26)	Gasoline RBOB Future +	ADM	(2,055,690)	May-19	6,473
(27)	Japanese Yen Future	ADM	(3,063,994)	June-19	15,614
(1)	LME Aluminum Future +	ADM	(47,570)	April-19	(188)
(11)	LME Aluminum Future +	ADM	(523,971)	April-19	(6,650)
(1)	LME Aluminum Future +	ADM	(47,655)	May-19	(321)
(1)	LME Aluminum Future +	ADM	(47,664)	May-19	145
(1)	LME Aluminum Future +	ADM	(47,763)	June-19	(191)
(1)	LME Aluminum Future +	ADM	(47,800)	June-19	(154)
(57)	Natural Gas Future +	ADM	(1,517,340)	May-19	99,320
(4)	Nikkei 225 (SGX) Future	ADM	(383,250)	June-19	5,530
(16)	NY Harbor ULSD Future +	ADM	(1,324,781)	May-19	12,581
(20)	S&P 500 E-mini Future	ADM	(2,837,800)	June-19	(69,183)
(1)	S&P/TSX 60 IX Future	ADM	(143,284)	June-19	(507)
(3)	Silver Future +	ADM	(226,650)	May-19	4,713
(7)	Soybean Future +	ADM	(314,213)	July-19	6,876
(5)	Sugar #11 (WORLD) Future +	ADM	(70,168)	May-19	(1,323)
(8)	Topix Index Future	ADM	(1,150,653)	June-19	4,419
(178)	Wheat Future +	ADM	(4,073,975)	May-19	7,268
(60)	Wheat Future +	ADM	(1,390,500)	July-19	15,419
(30)	WTI Crude Future +	ADM	(1,804,200)	May-19	(36,992)
	Net Unrealized Depreciation From Open Short Futures Contracts				$(151,292)
	Total Unrealized Appreciation from Open Futures Contracts				$241,433

+ All or a portion of this investment is a holding of the RNW Fund, Ltd.

CONTEXT INSURANCE LINKED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares					Value
	COMMON STOCK - 0.8%
15,342	Blue Capital Reinsurance Holdings Ltd.				$103,405
	TOTAL COMMON STOCK (Cost - $103,511)
Principal ($)		Variable Rate	Coupon Rate (%)	Maturity
	BONDS & NOTES - 68.9%
500,000	Akibare Re Ltd. (a,b) ^	6 Month LIBOR + 2.34%	4.7805	4/7/2020	300,000
200,000	Allied World Assurance Co Holdings Ltd.		4.3500	10/29/2025	199,157
500,000	Armor RE II Ltd. (a,b)	3 Month T-Bill + 3.50%	3.5000	6/8/2020	493,950
1,000,000	Atmos RE Dac (a,b)	3 Month Euro LIBOR + 4.50%	4.5000	2/14/2022	1,121,448
250,000	Bowline Re Ltd Series 2019-1 (a,b)	3 Month T-Bill + 4.75%	7.1879	3/20/2026	249,725
250,000	Bowline Re Ltd Series 2019-1 (a,b)	3 Month T-Bill + 8.50%	10.9379	3/20/2026	249,725
500,000	Cape Lookout Re Ltd. (a,b)	3 Month T-Bill + 4.25%	4.2500	2/25/2025	497,250
1,000,000	Casablanca Re Ltd. (a,b)	6 Month LIBOR + 4.78%	7.2646	6/4/2023	995,700
250,000	FloodSmart Re Ltd. (a,b)	3 Month T-Bill + 13.50%	13.5000	8/6/2021	247,500
1,000,000	Frontline Re Ltd. (a,b)	3 Month T-Bill + 7.00%	7.0000	7/6/2022	966,500
500,000	International Bank for Reconstruction & Development (a,b)	3 Month LIBOR + 8.25%	10.7337	2/14/2020	497,050
500,000	International Bank for Reconstruction & Development (a,b)	3 Month LIBOR + 2.50%	4.9838	2/15/2021	499,350
500,000	Nakama Re Ltd. (a,b)	3 Month LIBOR + 2.00%	4.6339	4/13/2023	494,350
250,000	Pelican IV Re Ltd. (a,b)	3 Month LIBOR + 2.25%	4.5566	5/7/2021	246,600
200,000	Radian Group, Inc.		4.5000	10/1/2024	197,000
250,000	Residential Reinsurance 2018 Ltd. (a,b)	3 Month T-Bill + 3.25%	3.2500	6/6/2022	246,775
250,000	Riverfront Re Ltd. (a,b)	3 Month T-Bill + 6.75%	6.7500	1/15/2021	245,425
500,000	Sanders Re Ltd. (a,b)	3 Month T-Bill + 3.80%	3.8000	5/28/2019	500,050
250,000	SD Re Ltd. (a,b)	3 Month LIBOR + 4.00%	6.6010	10/19/2021	244,725
30,000	Third Point Re USA Holdings, Inc.		7.0000	2/13/2025	30,336
250,000	Ursa Re Ltd. (a,b)	TMMF + 4.00%	4.0000	12/10/2019	247,250
	TOTAL BONDS & NOTES (Cost - $9,038,982)				8,769,866

	PREFERRED STOCKS - 25.3%
	INSURANCE - 25.3%
8,000	Allstate Corp. (b)	3 Month LIBOR + 3.17%	5.1000	1/15/2053	204,160
14,637	Arch Capital Group Ltd.		5.4500	Perpetual	354,801
16,000	Aspen Insurance Holdings Ltd. (b)	3 Month LIBOR + 4.06%	5.9500	Perpetual	410,720
16,000	Axis Capital Holdings Ltd.		5.5000	Perpetual	381,280
16,000	Enstar Group Ltd. (b)	3 Month LIBOR + 4.02%	7.0000	Perpetual	407,520
10,000	National General Holdings Corp.		7.5000	Perpetual	230,700
8,000	PartnerRe Ltd.		5.8750	Perpetual	208,320
8,000	Reinsurance Group of America, Inc. (b)	3 Month LIBOR + 4.04%	5.7500	6/15/2056	213,200
16,000	RenaissanceRe Holdings Ltd.		5.7500	Perpetual	401,920
16,000	WR Berkley Corp.		5.7500	6/1/2056	403,040
	TOTAL PREFERRED STOCKS (Cost - $2,993,136)				3,215,661

Shares
	SHORT-TERM INVESTMENTS - 4.3%
544,025	Morgan Stanley Institutional Liquidity Fund - Treasury Securities Portfolio, Institutional Class, 2.27% *				544,025
	TOTAL SHORT-TERM INVESTMENTS (Cost - $544,025)

	TOTAL INVESTMENTS (Cost $12,679,654) - 99.3%				$12,632,957
	OTHER ASSETS LESS LIABILITIES - 0.7%				89,804
	NET ASSETS - 100.0%				$12,722,761

* Rate shown represents the rate at March 31, 2019, and is subject to change and resets daily.
(a) Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2019, these securities amounted to $8,343,373 or 65.58% of net assets.

(b) Variable rate security; the rate shown represents the rate on March 31, 2019.
Perpetual - Perpetual preferred stocks are fixed income instruments without defined maturity dates
TMMF - United States Treasury Money Market Fund
^ The Advisor determined this securitiy is illiquid; total illiquid security represents 2.4% of net assets.

NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2019 (Unaudited)

(1) Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

A. Investment Valuations
The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price on which such options are traded. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Forward currency exchange contracts are valued daily at the forward foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provide from that independent third party to fair value its international equity securities.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019, for each Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Dividend Capture Fund
Assets:
Common Stocks	$15,110,544	$-	$-	$15,110,544
Exchange Traded Funds	1,339,904	-	-	1,339,904
Preferred Stocks	2,551,083	-	-	2,551,083
Short-Term Investments	1,785,224	-	-	1,785,224
Total Assets	$20,786,755	$-	$-	$20,786,755
Tactical Return Fund (Formerly, Hedged Return Fund)
Assets:
Short-Term Investments	$33,456,932	-	-	$33,456,932
U.S. Treasury Bills	-	34,687,455	-	34,687,455
Total Assets	$33,456,932	$34,687,455	$-	$68,144,387
Liabilities:
Derivatives:
Written Options	$105,075	$-	$-	$105,075
Total Liabilities	$105,075	$-	$-	$105,075
Dynamic Brands Fund
Assets:
Common Stocks	$30,620,738	$-	$-	$30,620,738
Short-Term Investments	708,504	-	-	708,504
Total Assets	$31,329,242	$-	$-	$31,329,242
Strategic Allocation Fund
Assets:
Mutual Funds	$8,614,611	$-	$-	$8,614,611
Exchange-Traded Funds	1,475,434	-	-	1,475,434
Short-Term Investments	67,714	-	-	67,714
Total Assets	$10,157,759	$-	$-	$10,157,759
Trend Aggregation VA Fund
Assets:
Common Stocks	$11,705,283	$-	$-	$11,705,283
Exchange Traded Funds	2,095,481	-	-	2,095,481
Closed Ended Fund	177,888	-	-	177,888
Short-Term Investments	2,760,036	-	-	2,760,036
Total Assets	$16,738,688	$-	$-	$16,738,688
Insider Buying VA Fund
Assets:
Common Stocks	$30,994,307	$-	$-	$30,994,307
Short-Term Investments	433,730	-	-	433,730
Total Assets	$31,428,037	$-	$-	$31,428,037
Resolve Adaptive Asset Allocation Fund
Assets:
Short-Term Investments	$30,790,938	-	-	$30,790,938
Total Assets	$30,790,938	$-	$-	$30,790,938
Liabilities:
Derivatives:
Long Futures Contracts	$1,758,342	$-	$-	$1,758,342
Total Liabilities	$1,758,342	$-	$-	$1,758,342
NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)
Iron Horse Fund
Assets:
Common Stocks	$8,123,728	$-	$-	$8,123,728
Short-Term Investments	1,291,705	-	-	1,291,705
Put Options Purchased	72,050	-	-	72,050
Total Assets	$9,487,483	$-	$-	$9,487,483
Liabilities:
Derivatives:
Call Options Written	$740,969	$-	$-	$740,969
Total Liabilities	$740,969	$-	$-	$740,969
Income Opportunities Fund
Assets:
Asset Back Securities	$-	$4,694,460	$-	$4,694,460
Exchange-Traded Funds	161,300	-	-	161,300
REITS	63,885	-	-	63,885
Short-Term Investments	842,829	-	-	842,829
Total Assets	$1,068,014	$4,694,460	$-	$5,762,474
NuWave Enhanced Market Opportunity Fund
Assets:
Common Stocks	$14,626,288	-	-	$14,626,288
Exchange-Traded Funds	404,146	-	-	404,146
Short-Term Investments	2,292,470	-	-	2,292,470
Derivatives:
Futures Contracts	241,433	-	-	241,433
Total Assets	$17,564,337	$-	$-	$17,564,337
Context Insurance Linked Income Fund
Assets:
Common Stocks	$103,405	-	-	$103,405
Bonds & Notes	-	8,769,866	-	8,769,866
Preferred Stocks	3,215,661	-	-	3,215,661
Short-Term Investments	544,025	-	-	544,025
Total Assets	$3,863,091	$8,769,866	$-	$12,632,957

There were no transfers into or out of Level 1 and Level 2 during the period ended March 31, 2019. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no level 3 securities held during the period.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Consolidation of Subsidiaries – The consolidated financial statements of the Resolve Adaptive and NuWave Enhanced include the accounts of RDMF Fund Ltd. (“RDMF” or “CFC”) and RNW Fund Ltd. (“RNW” or “CFC”), wholly-owned and controlled foreign subsidiaries.   All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to affect certain investments consistent with Resolve Adaptive and NuWave Enhanced investment objectives and policies.
Fund	Inception Date of CFC	CFC Net assets as of March 31, 2019	% of Net Assets as of March 31, 2019
RDMF Fund, Ltd.	8/5/2016	$1,366,855	4.20%
RNW Fund, Ltd.	3/2/2018	1,575,479	7.83%

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including futures and options), and its respective gross unrealized appreciation and depreciation at March 31, 2019, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dividend Capture Fund	$22,110,242	$516,812	$(1,840,299)	$(1,323,487)
Tactical Return Fund	67,854,483	184,829	-	184,829
Dynamic Brands Fund	28,935,768	3,120,710	(727,236)	2,393,474
Strategic Allocation Fund	10,104,159	291,787	(238,187)	53,600
Trend Aggregation VA Fund	17,381,119	238,805	(881,236)	(642,431)
Insider Buying VA Fund	28,029,879	3,694,738	(296,580)	3,398,158
Resolve Adaptive Asset Allocation Fund	30,790,938	1,767,830	(6,710)	1,761,120
Iron Horse Fund	9,032,125	356,940	(642,551)	(285,611)
Income Opportunities Fund	5,731,407	95,893	(64,826)	31,067
NuWave Enhanced Market Opportunity Fund	18,539,410	934,688	(1,909,761)	(975,073)
Context Insurance Linked Income Fund	12,679,654	226,540	(273,237)	(46,697)

NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES
Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Fund's may be directly affected by the performance of the Federated Treasury Obligations Fund, Institutional Class and the Fidelity Insitutional Government Portfolio, Institution Class. The financial statements of the Federated Treasury Obligations Fund and Fidelity Institutional Government Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2019, the percentage of the Tactical Return Fund's net assets invested in the Federated Treasury Obligations Fund was 48.2% The percentage of Adaptive Asset Allocation's net assets invested in Fidelity Institutional Government Portfolio was 94.5%.

B. Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C. Derivative Instruments
Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts - Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Written Options Contracts - Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Futures Contracts - Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2019 (Unaudited) (Continued)
The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of March 31, 2019, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized Gain (Loss)
Rational Tactical Return Fund	Options	Equity	$178,125
Rational Resolve Adaptive Asset Allocation Fund	Futures	Currency	(6,710)
Rational Resolve Adaptive Asset Allocation Fund	Futures	Equity	520,077
Rational Resolve Adaptive Asset Allocation Fund	Futures	Interest	1,244,975
Iron Horse Fund	Options	Equity	(301,208)
Rational NuWave Enhanced Opportunity	Futures	Commodity	209,911
Rational NuWave Enhanced Opportunity	Futures	Currency	11,004
Rational NuWave Enhanced Opportunity	Futures	Equity	(30,962)
Rational NuWave Enhanced Opportunity	Futures	Interest	51,480

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2019, is a reflection of the volume of derivative activity for the Funds.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Principal Executive Officer
Date:	May 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Principal Executive Officer
Date:	May 21, 2019

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer and Principal Financial Officer
Date:	May 21, 2019